Accounts Payable	12 Months Ended
Mar. 31, 2026
Accounts Payable [Abstract]
ACCOUNTS PAYABLE	15. ACCOUNTS PAYABLE Accounts payable consisted of the following:
	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Third parties	9,275	10,350